UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

           116 Village Blvd., Princeton, NJ 08540

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 12/31/13

Item 1.  Schedule of Investments.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares					Value
		COMMON STOCK - 91.3%
		AUTO PARTS & EQUIPMENT - 3.4%
116,977		Invicta Holdings Ltd.			$ 1,381,745

		BANKS - 10.2%
137,398		Ghana Commercial Bank Ltd.			280,581
6,400,000		Guaranty Trust Bank PLC			1,077,500
1,933,000		Kenya Commercial Bank Ltd.			1,058,334
52,700		Mauritius Commercial Bank			368,286
8,220,242		Zenith Bank PLC			1,403,418
					4,188,119
		BEVERAGES - 3.7%
73,000		Distell Group Ltd.			1,030,257
150,000		East African Breweries Ltd.			504,056
					1,534,313
		BUILDING MATERIALS - 5.8%
854,350		Afrimat Ltd.			1,018,373
1,000,000		Dangote Cement PLC			1,364,509
					2,382,882
		COMMERCIAL SERVICES - 4.5%
691,012		Curro Holdings Ltd. *			1,831,857

		COMPUTERS - 2.7%
49,098		EOH Holdings Ltd.			376,895
325,583		Pinnacle Technology Holdings Ltd.			718,743
					1,095,638
		COSMETICS/PERSONAL CARE - 0.8%
1,365,356		PZ Cussons Nigeria PLC			314,775

		ELECTRIC - 0.9%
15,500		GDF Suez			365,079

		ENGINEERING & CONSTRUCTION - 8.9%
741,385		Consolidated Infrastructure Group Ltd. *			1,611,906
344,765		Mota-Engil SGPS SA			2,053,499
					3,665,405
		FOOD - 9.7%
1,936,216		Flour Mills of Nigeria PLC			1,049,603
170,663		Nestle Foods Nigeria PLC			1,276,064
92,708		Oceana Group Ltd.			724,924
558,543		RCL Foods Ltd.			932,086
300		Tiger Brands Ltd.			7,636
					3,990,313
		HEALTHCARE PRODUCTS - 1.5%
23,951		Aspen Pharmacare Holdings Ltd.			613,741

		HOLDING COMPANIES-DIVERSIFIED - 3.2%
1,568		Bollore SA			921,731
13		Bollore SA *			7,487
326		Financiere de L'Odet			369,841
					1,299,059
		HOME FURNISHINGS - 2.7%
258,136		Steinhoff International Holdings Ltd. *			1,110,900

		INSURANCE - 0.7%
59,082		Sanlam Ltd.			299,954

		INVESTMENT COMPANIES - 1.6%
1,700,000		Centum Investment Co. Ltd.			650,058

		LODGING - 3.7%
513,300		New Mauritus Hotels Ltd. *			1,511,715

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013
Shares					Value
		MEDIA - 0.5%
2,232		Naspers Ltd.			$ 233,276

		MINING - 2.8%
1,119,300		ARM Cement Ltd.			1,167,288

		Oil & Gas - 5.4%
389,448		Afren PLC			1,091,017
130,500		Africa Oil Corp.			1,133,875
					2,224,892
		PACKAGING & CONTAINERS - 1.3%
135,000		Nampak Ltd.			527,811

		PHARMACEUTICALS - 1.4%
1,334,025		GlaxoSmithKline Consumer Nigeria PLC			565,230

		RETAIL - 10.5%
114,760		Famous Brands Ltd.			1,047,939
800		Massmart Holdings Ltd.			9,917
6,500		Mr. Price Group Ltd.			101,491
391,487		Spur Corp. Ltd.			1,119,580
4,829,802		UAC of Nigeria PLC			2,016,305
					4,295,232
		TELECOMMUNICATIONS - 2.5%
49,319		MNTN Group Ltd.			1,020,646

		TRANSPORTATION - 2.9%
587,000		Aramex PJSC			485,864
271,500		Grindrod Ltd.			725,695
					1,211,559

		TOTAL COMMON STOCK			37,481,487
		(Cost - $31,400,290)

		BONDS & NOTES - 7.1%
Principal (a)		SOVEREIGN DEBT - 7.1%	Coupon Rate	Maturity Date
1,600,000	GHS	Ghana Government Bond	24.000%	5/25/2015	708,433
2,800,000	GHS	Ghana Government Bond	23.000%	8/21/2017	1,277,044
200,000		Ivory Coast Bond	13.060%	12/31/2032	178,046
125,000,000	NGN	Nigeria Treasury Bill	11.702% (b)	4/10/2014	753,147
		TOTAL BONDS & NOTES			2,916,670
		(Cost - $3,606,074)

Shares		SHORT-TERM INVESTMENTS - 3.2%			Value
		MONEY MARKET FUND - 3.2%
1,301,084		AIM Short-Term Investment Trust Liquid Assets Portfolio, 0.02% +			1,301,084
		(Cost - $1,301,084)

		TOTAL INVESTMENTS - 101.6%
		(Cost - $36,307,448) (c)			$ 41,699,241
		LIABILITIES LESS OTHER ASSETS - (1.6)%			(638,102)
		NET ASSETS - 100.00%			$ 41,061,139

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2013.
PLC - Public Limited Company
(a) Principal Amount is shown in US dollars unless otherwise noted.
(b) Represents yield at December 31, 2013.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,372,037 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation		$ 6,540,632
			Unrealized depreciation		(1,213,428)
			Net Unrealized appreciation		$ 5,327,204

Nile Global Frontier Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares		Value
	NET ASSETS - 100.00%	$ 10

Nile Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Securities valuation –  Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Nile Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's assets carried at fair value:

Nile Pan Africa Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 37,481,487	$ -	$ -	$ 37,481,487
Bonds & Notes		2,916,670		2,916,670
Money Market Fund	$ 1,301,084			1,301,084
Total	$ 38,782,571	$ 2,916,670	$ -	$ 41,699,241

Nile Global Frontier Fund
Assets *	Level 1	Level 2	Level 3	Total
Total	$ -	$ -	$ -	$ -
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

3/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

     Larry Seruma, President

Date

3/3/14

By (Signature and Title)

/s/ Andy Chen

     Andy Chen, Secretary and Treasurer

Date

3/3/14